Basis of Preparation - Schedule of Impact of the Change in the Accounting Policy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Basis of Preparation [Abstract]
Increase in exploration and evaluation assets	$ 6,291
Increase in net assets / retained earnings	6,291
Consolidated Statement of Loss and Comprehensive Loss (extract)
Decrease in exploration expenses	(6,171)
Decrease in general and administration expenses	(120)
Total comprehensive loss	$ (6,291)